Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Inventories	Inventories as of December 31, 2017 and 2018 are as follows:

(In millions of yen)
	December 31, 2017	December 31, 2018
Goods	3,455	4,887

Total Inventories	3,455	4,887